S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Nov. 26, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. John Norton